OTHER ASSETS	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
OTHER ASSETS
10.	OTHER ASSETS

	2012	2011

Collaborative arrangements (note 19)	$2,123	$1,543
Long term prepaid	-	98
Other	120	-
	$2,243	$1,641